Finance income and finance costs - Summary of finance income and finance costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of borrowings and other financial liabilities [Line Items]
Finance income from equity accounted units	$ 2	$ 4	$ 4
Other finance income (including bank deposits, net investment in leases, and other financial assets)	62	137	296
Total finance income	64	141	300
Interest on:
– Financial liabilities at amortised cost (excluding lease liabilities) and associated derivatives	(489)	(561)	(816)
– Lease liabilities	(47)	(50)	(55)
Fair value movements:
– Bonds designated as hedged items in fair value hedges	246	(284)	(185)
– Derivatives designated as hedging instruments in fair value hedges	(242)	287	181
Loss on early redemption of bonds	(69)	0	0
Amounts capitalised	358	340	321
Total finance costs	(243)	$ (268)	$ (554)
Buy-back of bonds	1,200
Premium charges for redemption of bonds	115
Unamortized debt issuance costs and fees	5
Fair value hedge adjustment	$ 51